SHARE CAPITAL AND SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Authorized and issue share capital
As at December 31, 2013 and 2012, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2013	2012
100,000,000 common shares of $1.00 each	100,000	100,000

Issued share capital:

(in thousands of $, except per share data)	2013	2012
80,579,295 outstanding issued common shares of $1.00 each (2012: 80,503,364)	80,580	80,504

Treasury shares held	The number of treasury shares held by us is as follows:

(Number of shares in thousands)	2013	2012	2011
At January 1	—	—	150
Disposed of during the year	—	—	(150)
At December 31	—	—	—

Weighted average assumptions used
The weighted average assumptions used are noted in the table below:

	2013	2012	2011
Risk free interest rate	2.0%	2.0%	1.8%
Expected volatility of common stock	56.9%	56.9%	53.2%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of options (in years)	2.6 years	2.6 years	2.6 years

Summary of stock option activity
A summary of option activity (including Golar Energy options prior to cancellation in May 2011) as at December 31, 2013, 2012 and 2011, and changes during the years then ended are presented below:

(in thousands of $, except per share data)	Shares (In '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2010	7,279	$2.96	2.0
Exercised during the year	(1,604)	$7.46
Forfeited during the year	(285)	$5.43
Options exchanged
- Golar Energy options exchanged and cancelled	(5,438)	$1.95
- Golar LNG options issued	897	$11.84
Options outstanding at December 31, 2011	849	$10.11	1.2
Exercised during the year	(267)	$1.54
Forfeited during the year	(1)	$8.54
Options outstanding at December 31, 2012	581	$7.86	0.8
Exercised during the year	(76)	$8.01
Forfeited during the year	(7)	$6.58
Options outstanding at December 31, 2013	498	$6.36	0.3

Options exercisable at:
December 31, 2013	409	$6.50	0.1
December 31, 2012	323	$8.46	0.3
December 31, 2011	299	$9.94	0.3